Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Non-Franchisees [Member]
Schedule of Accounts Receivables, Net [Line Items]
Accounts receivables	$ 26,001	$ 22,331
Allowance for expected credit losses	(18,623)	(17,866)
Accounts receivables, net	7,378	4,465
Franchisees [Member]
Schedule of Accounts Receivables, Net [Line Items]
Accounts receivables	141,770	378,372
Allowance for expected credit losses	(132,380)	(126,993)
Accounts receivables, net	$ 9,390	$ 251,379